Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017 Euro_Rate USD_Rate	Dec. 31, 2016 Euro_Rate USD_Rate	Dec. 31, 2015 Euro_Rate USD_Rate
Euro Member Countries, Euro
Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate	1.5052	1.4169	1.5029
Average rate	1.4650	1.4660	1.4182
United States of America, Dollars
Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate | USD_Rate	1.2545	1.3427	1.3840
Average rate	1.2986	1.3248	1.2787